Revenues (Tables)	12 Months Ended
Dec. 31, 2016
Revenues Tables
Revenues
	Year Ended
	December 31,
	2014	2015	2016
Time charter revenue	$142,461	$118,593	$105,767
Voyage charter revenue	914	-	-
Ballast bonus	13,375	9,901	2,720
Other income	3,150	3,881	5,472
Total	$159,900	$132,375	$113,959